Schedule of reconciliation of adjusted loss on sale (Details) $ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Cash consideration adjustment		$ 2,591	$ 2,874
Disposal groups classified as held for sale [member]
IfrsStatementLineItems [Line Items]
Gain on sale - as estimated at June 30, 2022			3,854	$ 5,391	34	$ 50
Cash consideration adjustment			2,874	4,336
Fair value of contingent consideration adjustment			624	941
Cost to sell adjustment			(362)	(525)
Carrying amount of net assets sold adjustment			7,000	10,100
Loss on sale			(3,854)	(5,391)	$ (34)	$ (50)
Disposal groups classified as held for sale [member] | Adjustment [Member]
IfrsStatementLineItems [Line Items]
Cash consideration adjustment			378	529
Fair value of contingent consideration adjustment			(3,965)	(5,548)
Cost to sell adjustment			(18)	(25)
Carrying amount of net assets sold adjustment			$ (283)	$ (397)